Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)		1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Aug. 17, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Balance Sheet
Total Assets				$ 576,858,765	$ 577,160,703	$ 577,160,703	$ 576,858,765	$ 577,192,519
Liabilities and Equity [Abstract]
Total current liabilities				1,805,865	507,793	507,793	1,805,865	1,116,416
Deferred underwriting commissions				20,125,000	20,125,000	20,125,000	20,125,000	20,125,000
Derivative warrant liabilities								65,511,660
Total liabilities				53,058,535	63,158,133	63,158,133	53,058,535	86,753,076
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption				518,800,220	509,002,560	509,002,560	518,800,220	485,439,440
Shareholders' equity
Preference shares - $0.0001 par value				0	0	0	0	0
Additional paid-in capital				0	6,529,768	6,529,768	0	30,092,651
Accumulated deficit				4,998,010	(1,531,856)	(1,531,856)	4,998,010	(25,094,982)
Total shareholders' equity				5,000,010	5,000,010	5,000,010	5,000,010	5,000,003
Total Liabilities and Shareholders' Equity				576,858,765	577,160,703	577,160,703	576,858,765	577,192,519
Statement of Operations
Loss from operations		$ (23,662)		(526,664)	(550,943)	(574,605)	(1,099,415)	(1,329,763)
Other (expense) income:
Change in fair value of derivative warrant liabilities						(574,660)		(22,411,660)
Transaction costs - derivative warrant liabilities								(1,636,200)
Net gain from investments held in Trust Account		0		(7,749)			76,212	282,641
Total other (expense) income					(957,251)	(957,251)		(23,765,219)
Net income (loss)		(23,662)		7,893,587	(1,508,194)	(1,531,856)	33,360,787	(25,094,982)
Statement of Cash Flows
Net loss		(23,662)		7,893,587	(1,508,194)	(1,531,856)	33,360,787	(25,094,982)
Change in fair value of derivative warrant liabilities	$ 43,100,000	0	$ (0)	(8,428,000)	574,660	574,660	(34,383,990)	22,411,660
Transaction costs - derivative warrant liabilities					1,636,200	1,636,200		1,636,200
Initial value of Class A common stock subject to possible redemption						508,843,200		508,843,200
Change in fair value of Class A common stock subject to possible redemption						159,360	33,360,780	(23,403,760)
Ordinary Class A [Member]
Shareholders' equity
Ordinary share, value				562	$ 660	$ 660	562	$ 896
Other (expense) income:
Net gain from investments held in Trust Account		$ 0		$ (7,749)			$ 76,212
Weighted average ordinary shares outstanding, basic and diluted		0		57,500,000	57,500,000	57,500,000	57,500,000	57,500,000
Basic and diluted net loss per ordinary share		$ 0		$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Ordinary Class B [Member]
Shareholders' equity
Ordinary share, value				$ 1,438	$ 1,438	$ 1,438	$ 1,438	$ 1,438
Other (expense) income:
Net income (loss)								$ 25.1
Weighted average ordinary shares outstanding, basic and diluted		12,500,000		14,375,000	14,375,000	14,375,000	14,375,000	13,753,049
Basic and diluted net loss per ordinary share		$ 0.00		$ 0.55	$ (0.11)	$ (0.11)	$ 2.32	$ (1.85)
Statement of Cash Flows
Net loss								$ 25.1
As Previously Reported [Member]
Balance Sheet
Total Assets					$ 577,160,703	$ 577,160,703		577,192,519
Liabilities and Equity [Abstract]
Total current liabilities					507,793	507,793		1,116,416
Deferred underwriting commissions					20,125,000	20,125,000		20,125,000
Derivative warrant liabilities								0
Total liabilities					20,632,793	20,632,793		21,241,416
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption					551,527,900	551,527,900		550,951,100
Shareholders' equity
Preference shares - $0.0001 par value					0	0		0
Additional paid-in capital					5,468,653	5,468,653		6,045,447
Accumulated deficit					(470,316)	(470,316)		(1,047,122)
Total shareholders' equity					5,000,010	5,000,010		5,000,003
Total Liabilities and Shareholders' Equity					577,160,703	577,160,703		577,192,519
Statement of Operations
Loss from operations					(550,943)	(574,605)		(1,329,763)
Other (expense) income:
Change in fair value of derivative warrant liabilities								0
Transaction costs - derivative warrant liabilities								0
Net gain from investments held in Trust Account								282,641
Total other (expense) income					104,289	104,289		282,641
Net income (loss)					(446,654)	(470,316)		(1,047,122)
Statement of Cash Flows
Net loss					(446,654)	(470,316)		(1,047,122)
Change in fair value of derivative warrant liabilities								0
Transaction costs - derivative warrant liabilities								0
Initial value of Class A common stock subject to possible redemption						551,943,200		551,943,200
Change in fair value of Class A common stock subject to possible redemption						(415,300)		(992,100)
As Previously Reported [Member] | Ordinary Class A [Member]
Shareholders' equity
Ordinary share, value					$ 235	$ 235		$ 240
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted					57,500,000	57,500,000		57,500,000
Basic and diluted net loss per ordinary share						$ 0.00		$ 0.00
As Previously Reported [Member] | Ordinary Class B [Member]
Shareholders' equity
Ordinary share, value					$ 1,438	$ 1,438		$ 1,438
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted					14,375,000	14,375,000		13,753,049
Basic and diluted net loss per ordinary share					$ (0.04)	$ (0.04)		$ (0.10)
Restatement Adjustment [Member]
Balance Sheet
Total Assets								$ 0
Liabilities and Equity [Abstract]
Total current liabilities								0
Deferred underwriting commissions								0
Derivative warrant liabilities								65,511,660
Total liabilities								65,511,660
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption								(65,511,660)
Shareholders' equity
Preference shares - $0.0001 par value								0
Additional paid-in capital								24,047,204
Accumulated deficit								(24,047,860)
Total shareholders' equity								0
Total Liabilities and Shareholders' Equity								0
Statement of Operations
Loss from operations								0
Other (expense) income:
Change in fair value of derivative warrant liabilities						$ (574,660)		(22,411,660)
Transaction costs - derivative warrant liabilities								(1,636,200)
Net gain from investments held in Trust Account								0
Total other (expense) income					$ (1,061,540)	(1,061,540)		(24,047,860)
Net income (loss)					(1,061,540)	(1,061,540)		(24,047,860)
Statement of Cash Flows
Net loss					(1,061,540)	(1,061,540)		(24,047,860)
Change in fair value of derivative warrant liabilities					574,660	574,660		22,411,660
Transaction costs - derivative warrant liabilities					$ 1,636,200	1,636,200		1,636,200
Initial value of Class A common stock subject to possible redemption						(43,100,000)		(43,100,000)
Change in fair value of Class A common stock subject to possible redemption						$ 574,660		(22,411,660)
Restatement Adjustment [Member] | Ordinary Class A [Member]
Shareholders' equity
Ordinary share, value								$ 656
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted								0
Basic and diluted net loss per ordinary share								$ 0
Restatement Adjustment [Member] | Ordinary Class B [Member]
Shareholders' equity
Ordinary share, value								$ 0
Other (expense) income:
Weighted average ordinary shares outstanding, basic and diluted								0
Basic and diluted net loss per ordinary share					$ (0.07)	$ (0.07)		$ (1.75)